Headcount - Summary of Number of Employees (Detail) - employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2,215	2,219
Average	2,221	2,202
Managers and Key Executives [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	56	55
Average	57	54
Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2,047	2,030
Average	2,048	2,010
Staff and Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	112	134
Average	116	138
Chile [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2,193	2,197
Chile [Member] | Managers and Key Executives [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	56	55
Chile [Member] | Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2,042	2,025
Chile [Member] | Staff and Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	95	117
Argentina [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	22	22
Argentina [Member] | Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	5	5
Argentina [Member] | Staff and Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	17	17